RULE 497 DOCUMENT

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to the supplement dated February 28, 2020 to the prospectus dated May 1, 2019 for the Registrants Victory Variable Insurance Funds: Victory S&P 500 Index VIP Series that was filed with the with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2020 (Accession No. 0001104659-20-027282).

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase